Operating costs - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs
Personnel costs	€ (7,558)	€ (2,282)	€ (2,156)
Depreciation	(61)
External outsourcing costs	(15,722)	(1,284)	(42)
Other operating expenses	(1,236)	(580)	(604)
Total sales and marketing expenses	€ (24,577)	€ (4,146)	€ (2,803)